Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Changes in Standardized Measure of Discounted Future Net Cash Flows	12 Months Ended
Dec. 31, 2018
Extractive Industries [Abstract]
Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Changes in Standardized Measure of Discounted Future Net Cash Flows

Changes in Standardized Measure of Discounted Future Net Cash Flows

Changes in the standardized measure of discounted net cash flows for the Group for each of the years ended December 31, 2018, 2017 and 2016 are as follows:

	Year Ended December 31,
	2018	2017	2016
	RMB	RMB	RMB
The Group
Beginning of the year	1,024,526	756,811	1,061,375
Sales and transfers of oil and gas produced, net of production costs	(308,217)	(232,387)	(167,108)
Net changes in prices and production costs and other	510,325	367,132	(370,257)
Extensions, discoveries and improved recovery	129,824	77,249	81,248
Development costs incurred	39,725	38,613	32,918
Revisions of previous quantity estimates	10,018	14,555	(61,816)
Accretion of discount	103,225	76,860	113,324
Net change in income taxes	(127,360)	(74,307)	67,127
End of the year	1,382,066	1,024,526	756,811